Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.5%
8,400	iShares 20+ Year Treasury Bond ETF	$1,109,472	2.0
3,001	iShares Russell 2000 ETF	616,015	1.1
11,976	Vanguard FTSE Developed Markets ETF	575,207	1.0
16,977	Vanguard Russell 1000 Growth ETF	1,211,479	2.1
10,526	Vanguard S&P 500 ETF	4,370,079	7.6
18,365	Vanguard Value ETF	2,713,980	4.7

	Total Exchange-Traded Funds
	(Cost $9,263,210)	10,596,232	18.5

MUTUAL FUNDS: 81.5%
	Affiliated Investment Companies: 81.5%
1,102,043	(1) Voya Government Money Market Portfolio - Class I	1,102,043	1.9
878,724	Voya Intermediate Bond Fund - Class R6	8,400,602	14.7
92,048	Voya MidCap Opportunities Portfolio - Class R6	1,468,168	2.6
101,001	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,033,241	1.8
209,210	Voya Multi-Manager International Equity Fund - Class I	2,125,571	3.7
180,956	Voya Multi-Manager International Factors Fund - Class I	1,684,702	2.9
141,804	Voya Multi-Manager Mid Cap Value Fund - Class I	1,443,562	2.5
119,000	Voya Short Term Bond Fund - Class R6	1,140,020	2.0
168,683	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,973,593	3.4
422,443	Voya U.S. Stock Index Portfolio - Class I	8,807,936	15.4
472,659	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,151,981	9.0
90,703	VY® Columbia Contrarian Core Portfolio - Class I	2,041,735	3.6
58,896	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,162,603	2.0
181,735	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,815,524	10.1

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
33,403	VY® T. Rowe Price Growth Equity Portfolio - Class I	$3,367,698	5.9

	Total Mutual Funds
	(Cost $47,194,109)	46,718,979	81.5

	Total Investments in Securities (Cost $56,457,319)	$57,315,211	100.0
	Assets in Excess of Other Liabilities	15,459	0.0
	Net Assets	$57,330,670	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,596,232	$–	$–	$10,596,232
Mutual Funds	46,718,979	–	–	46,718,979
Total Investments, at fair value	$57,315,211	$–	$–	$57,315,211

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$5,144,876	$39,542	$(4,878,861)	$(305,557)	$-	$22,193	$163,222	$-
Voya Intermediate Bond Fund - Class R6	7,001,195	3,752,648	(1,860,409)	(492,832)	8,400,602	48,296	(95,378)	-
Voya MidCap Opportunities Portfolio - Class R6	1,514,295	238,668	(89,870)	(194,925)	1,468,168	-	15,295	-
Voya Government Money Market Portfolio - Class I	-	1,102,043	-	-	1,102,043	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,213,652	76,256	(136,859)	(119,808)	1,033,241	-	(41,802)	-
Voya Multi-Manager International Equity Fund - Class I	3,123,731	153,928	(828,131)	(323,957)	2,125,571	-	(55,347)	-
Voya Multi-Manager International Factors Fund - Class I	1,905,827	31,167	(155,213)	(97,079)	1,684,702	-	(3,022)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,650,784	23,891	(140,268)	(90,845)	1,443,562	-	6,263	-
Voya Short Term Bond Fund - Class R6	1,269,161	23,625	(117,610)	(35,156)	1,140,020	4,512	(1,617)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,311,685	81,013	(350,752)	(68,353)	1,973,593	-	22,667	-
Voya U.S. Stock Index Portfolio - Class I	9,399,043	789,045	(711,831)	(668,321)	8,807,936	-	254,420	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,438,792	1,196,374	(321,606)	(161,579)	5,151,981	-	23,433	-
VY® Columbia Contrarian Core Portfolio - Class I	2,287,438	33,447	(152,367)	(126,783)	2,041,735	-	58,252	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,274,840	102,791	(139,102)	(75,926)	1,162,603	-	(12,905)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	6,445,109	95,564	(468,905)	(256,244)	5,815,524	-	61,480	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,410,894	603,277	(763,464)	(883,009)	3,367,698	-	178,851	-
	$53,391,322	$8,343,279	$(11,115,248)	$(3,900,374)	$46,718,979	$75,001	$573,812	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $57,040,832.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,572,971
Gross Unrealized Depreciation	(3,298,592)
Net Unrealized Appreciation	$274,379